Company Background	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Company Background
Company Background

NOTE 1 – COMPANY BACKGROUND

Cardax Pharmaceuticals, Inc. (“Holdings”) was incorporated in the State of Delaware on March 23, 2006.

In May of 2006, Hawaii Biotech, Inc., contributed its anti-inflammatory, small molecule line of business into Holdings. Holdings issued (i) 9,447,100 shares of common stock of Holdings, (ii) 14,440,920 shares of Series A preferred stock of Holdings, (iii) 11,113,544 shares of Series B preferred stock of Holdings and (iv) 13,859,324 shares of Series C preferred stock of Holdings to Hawaii Biotech, Inc., in exchange for the assets and liabilities contributed to Holdings. The above shares were then distributed by Hawaii Biotech, Inc. to its shareholders. An additional 704,225 shares of Series C preferred stock were issued as part of the initial capitalization of Holdings. On January 30, 2007, all outstanding shares of Series A, B, and C preferred stock were converted to shares of Series A preferred stock.

Holdings was formed for the purpose of developing a platform of proprietary, exceptionally safe, small molecule compounds for large unmet medical needs where oxidative stress and inflammation play important causative roles. Holdings’ platform has application in arthritis, metabolic syndrome, liver disease, and cardiovascular disease, as well as macular degeneration and prostate disease. Holdings’ current primary focus is on the development of astaxanthin technologies. Astaxanthin is a naturally occurring marine compound that has robust anti-oxidant and anti-inflammatory activity.

In May of 2013, Holdings formed a 100% owned subsidiary company called Cardax Pharma, Inc. (“Pharma”). Pharma was formed to maintain Holdings’ operations going forward, leaving Holdings as an investment holding company.

On November 29, 2013, Holdings entered into a definitive merger agreement (“Merger Agreement”) with Koffee Korner Inc., a Delaware corporation (“Koffee Korner”) (OTCQB:KOFF), and its wholly owned subsidiary (“Koffee Sub”), pursuant to which, among other matters and subject to the conditions set forth in such Merger Agreement, Koffee Sub would merge with and into Pharma. In connection with such merger agreement and related agreements, upon the consummation of such merger, Pharma would become a wholly owned subsidiary of Koffee Korner and Koffee Korner would issue shares of its common stock to Holdings. At the effective time of such merger, Holdings would own a majority of the shares of the then issued and outstanding shares of common stock of Koffee Korner.

On February 7, 2014, Holdings completed its merger with Koffee Korner, which was renamed to Cardax, Inc. (the “Company”) (OTCQB:CDXI). Concurrent with the merger: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

On August 28, 2014, the Company entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”) with its principal stockholder, Holdings, pursuant to which Holdings will merge with and into the Company (the “Holdings Merger”). There will not be any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings will receive shares of the Company’s newly issued preferred stock that will automatically convert, without charge, into an aggregate number of shares of the Company’s common stock that are held by Holdings on the date of the closing of the Holdings Merger and the Company’s restricted shares of common stock held by Holdings will be cancelled. Accordingly, there will not be any change to the Company’s capitalization due to the Holdings Merger. As of September 30, 2014, the Holdings Merger had not been completed.

Going concern matters

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying unaudited condensed consolidated financial statements, the Company incurred a net loss of $1,880,394 and $15,186,393 for the three and nine-month periods ended September 30, 2014, respectively, and a net loss of $1,348,340 and $2,849,861, for the three and nine-month periods ended September 30, 2013, respectively. As a result of these and other factors, the Company’s independent registered public accounting firm has included an explanatory paragraph in their audited consolidated financial statements and footnotes in the current report on Form 8-K filed February 10, 2014 as to the substantial doubt about the Company’s ability to continue as a going concern.

The Company plans to raise additional capital to carry out its business plan. The Company’s ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements of the Company do not include any adjustments that may result from the outcome of the uncertainties.

NOTE 1 – COMPANY BACKGROUND

Cardax Pharmaceuticals, Inc. (“Holdings”) was incorporated in the State of Delaware on March 23, 2006.

In May of 2006, Hawaii Biotech, Inc., contributed its anti-inflammatory, small molecule line of business into Holdings. See Note 7 for a description of the assets contributed, liabilities assumed, and Holdings stock issued in the exchange.

In May of 2013, Holdings formed a 100% owned subsidiary company called Cardax Pharma, Inc. (“Pharma”). Pharma was formed to maintain Holdings’ operations going forward, leaving Holdings as a shell holding company. All references herein to the Company, refers to Holdings and Pharma, collectively.

The Company was formed for the purpose of developing a platform of proprietary, exceptionally safe, small molecule compounds for large unmet medical needs where oxidative stress and inflammation play important causative roles. The Company’s platform has application in arthritis, metabolic syndrome, liver disease, and cardiovascular disease, as well as macular degeneration and prostate disease. The Company’s current primary focus is on the development of astaxanthin technologies. Astaxanthin is a naturally occurring marine compound that has robust anti-oxidant and anti-inflammatory activity.

On November 29, 2013, the Company entered into a definitive merger agreement (“Merger Agreement”) with Koffee Korner Inc., a Delaware corporation (“Koffee Korner”) (OTCBB:KOFF), and its wholly owned subsidiary (“Koffee Sub”), pursuant to which, among other matters and subject to the conditions set forth in such Merger Agreement, Koffee Sub would merge with and into Pharma. In connection with such merger agreement and related agreements, upon the consummation of such merger, Pharma would become a wholly owned subsidiary of Koffee Korner and Koffee Korner would issue shares of its common stock to Holdings. At the effective time of such merger, Holdings would own a majority of the shares of the then issued and outstanding shares of common stock of Koffee Korner.

On February 7, 2014, the Company completed its merger with Koffee Korner, which was renamed to Cardax, Inc. See Note 17 for more details.

Development stage entity

The accompanying consolidated financial statements have been prepared in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 915, Development Stage Entities. A development stage enterprise is one in which planned and principal operations have not commenced or, if its operations have commenced, there has been no significant revenue there from. Development stage companies report cumulative costs from the enterprise’s inception.

The Company has primarily devoted its efforts to raising capital, obtaining financing, designing and patenting products, research and development, and administrative functions. These consolidated financial statements assume that the Company will operate as a continuing entity. Management of the Company expects to raise additional capital and financing to provide the Company with sufficient cash flow to meet its current obligations and continue as a viable business venture.

For the years ended December 31, 2013 and 2012 and from inception (March 23, 2006) to December 31, 2013, the Company had net losses of $4,361,165, $2,543,390, and $32,897,657, respectively. Additionally, the Company had an accumulated deficit of $32,897,657 and $28,536,492, for the years ended December 31, 2013 and 2012, respectively, and used cash in operating activities of $4,127,761, $1,159,237, and $23,516,610, for the years ended December 31, 2013 and 2012 and for the period from inception (March 23, 2006) to December 31, 2013, respectively. Those factors create an uncertainty about the Company’s ability to continue as a going concern. Although there can be no assurances, management believes that (i) the Company will be able to continue operating through 2014 with the cash received in the current quarter-to-date (described in Note 17 – Subsequent Events), and (ii) the Company will be able to obtain additional financing through debt and/or equity arrangements such that it can continue operating after such time. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.